MAJOR CUSTOMERS	12 Months Ended
Dec. 31, 2022
MAJOR CUSTOMERS
MAJOR CUSTOMERS

23. MAJOR CUSTOMERS

No customers accounted for 10% or more of total net revenues for the years ended December 31, 2020, 2021 and 2022.No customers accounted for 10% or more of total net accounts receivable, net as of December 31, 2021 and 2022.